Financing Receivables	12 Months Ended
Dec. 31, 2019
Financing Receivables
Financing Receivables

NOTE K. FINANCING RECEIVABLES

Financing receivables primarily consist of client loan and installment payment receivables (loans), investment in sales-type and direct financing leases, and commercial financing receivables. Client loan and installment payment receivables (loans) are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years. Client loans and installment payment financing contracts are priced independently at competitive market rates. Investment in sales-type and direct financing leases relates principally to the company’s Systems products and are for terms ranging generally from two to six years. Commercial financing receivables relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Beginning in the second quarter of 2019 and continuing throughout the year, the company wound down the portion of its commercial financing operations which provides short-term working capital solutions for OEM information technology suppliers, distributors and resellers, which has resulted in a significant reduction of commercial financing receivables. This wind down is consistent with IBM’s capital allocation strategy and high-value focus. IBM Global Financing will continue to provide differentiated end-to-end financing solutions, including commercial financing in support of IBM partner relationships.

A summary of the components of the company’s financing receivables is presented as follows:

	Investment in		Client Loan and
	Sales-Type and	Commercial	Installment Payment
($ in millions)	Direct Financing	Financing	Receivables/
At December 31, 2019:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$6,077	$3,836	$13,592	$23,504
Unearned income	(509)	(4)	(570)	(1,083)
Recorded investment	$5,567	$3,831	$13,022	$22,421
Allowance for credit losses	(72)	(11)	(138)	(221)
Unguaranteed residual value	652	—	—	652
Guaranteed residual value	53	—	—	53
Total financing receivables, net	$6,199	$3,820	$12,884	$22,904
Current portion	$2,334	$3,820	$8,037	$14,192
Noncurrent portion	$3,865	$—	$4,847	$8,712

	Investment in		Client Loan and
	Sales-Type and	Commercial	Installment Payment
($ in millions)	Direct Financing	Financing	Receivables/
At December 31, 2018:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$6,846	$11,889	$13,614	$32,348
Unearned income	(526)	(37)	(632)	(1,195)
Recorded investment	$6,320	$11,852	$12,981	$31,153
Allowance for credit losses	(99)	(13)	(179)	(292)
Unguaranteed residual value	589	—	—	589
Guaranteed residual value	85	—	—	85
Total financing receivables, net	$6,895	$11,838	$12,802	$31,536
Current portion	$2,834	$11,838	$7,716	$22,388
Noncurrent portion	$4,061	$—	$5,086	$9,148

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $1,062 million and $710 million at December 31, 2019 and 2018, respectively. These borrowings are included in note P, “Borrowings.”

The company did not have any financing receivables held for sale as of December 31, 2019 and 2018.

Financing Receivables by Portfolio Segment

The following tables present the recorded investment by portfolio segment and by class, excluding commercial financing receivables and other miscellaneous financing receivables at December 31, 2019 and 2018. Commercial financing receivables are excluded from the presentation of financing receivables by portfolio segment, as they are short term in nature and the current estimated risk of loss and resulting impact to the company’s financing results are not material.

($ in millions)
At December 31, 2019:	Americas	EMEA	Asia Pacific	Total
Recorded investment:
Lease receivables	$3,419	$1,186	$963	$5,567
Loan receivables	6,726	3,901	2,395	13,022
Ending balance	$10,144	$5,087	$3,359	$18,590
Recorded investment, collectively evaluated for impairment	$10,032	$5,040	$3,326	$18,399
Recorded investment, individually evaluated for impairment	$112	$47	$32	$191

Allowance for credit losses
Beginning balance at January 1, 2019
Lease receivables	$53	$22	$24	$99
Loan receivables	105	43	32	179
Total	$158	$65	$56	$279
Write-offs	(42)	(3)	(18)	(63)
Recoveries	1	0	1	2
Provision	5	(7)	(3)	(5)
Other*	(1)	0	(1)	(2)
Ending balance at December 31, 2019	$120	$54	$36	$210
Lease receivables	$33	$23	$16	$72
Loan receivables	$88	$31	$20	$138
Related allowance, collectively evaluated for impairment	$25	$11	$4	$39
Related allowance, individually evaluated for impairment	$96	$43	$32	$171

* Primarily represents translation adjustments.

Write-offs of lease receivables and loan receivables were $16 million and $47 million, respectively, for the year ended December 31, 2019. Provisions for credit losses recorded for lease receivables and loan receivables were a release of $6 million and an addition of $2 million, respectively, for the year ended December 31, 2019.

The average recorded investment of impaired leases and loans for Americas, EMEA and Asia Pacific was $138 million, $49 million and $45 million, respectively, for the year ended December 31, 2019. Both interest income recognized, and interest income recognized on a cash basis on impaired leases and loans were immaterial for the year ended December 31, 2019.

($ in millions)
At December 31, 2018:	Americas	EMEA	Asia Pacific	Total
Recorded investment:
Lease receivables	$3,827	$1,341	$1,152	$6,320
Loan receivables	6,817	3,675	2,489	12,981
Ending balance	$10,644	$5,016	$3,641	$19,301
Recorded investment, collectively evaluated for impairment	$10,498	$4,964	$3,590	$19,052
Recorded investment, individually evaluated for impairment	$146	$52	$51	$249

Allowance for credit losses
Beginning balance at January 1, 2018
Lease receivables	$63	$9	$31	$103
Loan receivables	108	52	51	211
Total	$172	$61	$82	$314
Write-offs	(10)	(2)	(23)	(35)
Recoveries	0	0	2	2
Provision	7	9	0	16
Other*	(11)	(3)	(4)	(19)
Ending balance at December 31, 2018	$158	$65	$56	$279
Lease receivables	$53	$22	$24	$99
Loan receivables	$105	$43	$32	$179
Related allowance, collectively evaluated for impairment	$39	$16	$5	$59
Related allowance, individually evaluated for impairment	$119	$49	$51	$219

* Primarily represents translation adjustments.

Write-offs of lease receivables and loan receivables were $15 million and $20 million, respectively, for the year ended December 31, 2018. Provisions for credit losses recorded for lease receivables and loan receivables were $14 million and $2 million, respectively, for the year ended December 31, 2018.

The average recorded investment of impaired leases and loans for Americas, EMEA and Asia Pacific was $138 million, $55 million and $73 million, respectively, for the year ended December 31, 2018. Both interest income recognized, and interest income recognized on a cash basis on impaired leases and loans were immaterial for the year ended December 31, 2018.

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For the company’s policy on determining allowances for credit losses, refer to note A, “Significant Accounting Policies.”

Past Due Financing Receivables

The company considers a client’s financing receivable balance past due when any installment is aged over 90 days. The following tables present summary information about the recorded investment in lease and loan financing receivables, including recorded investments aged over 90 days and still accruing, billed invoices aged over 90 days and recorded investment not accruing.

			Recorded	Billed	Recorded
	Total	Recorded	Investment	Invoices	Investment
($ in millions)	Recorded	Investment	>90 Days and	>90 Days and	Not
At December 31, 2019:	Investment	>90 Days (1)	Accruing (1)	Accruing	Accruing (2)
Americas	$3,419	$187	$147	$11	$41
EMEA	1,186	28	13	2	17
Asia Pacific	963	19	7	1	11
Total lease receivables	$5,567	$234	$168	$14	$69

Americas	$6,726	$127	$71	$11	$72
EMEA	3,901	77	8	3	72
Asia Pacific	2,395	26	6	2	21
Total loan receivables	$13,022	$231	$85	$15	$166

Total	$18,590	$465	$253	$29	$235

			Recorded	Billed	Recorded
	Total	Recorded	Investment	Invoices	Investment
($ in millions)	Recorded	Investment	>90 Days and	>90 Days and	Not
At December 31, 2018:	Investment	>90 Days (1)	Accruing (1)	Accruing	Accruing (3)
Americas	$3,827	$310	$256	$19	$57
EMEA	1,341	25	9	1	16
Asia Pacific	1,152	49	27	3	24
Total lease receivables	$6,320	$385	$292	$24	$97

Americas	$6,817	$259	$166	$24	$99
EMEA	3,675	98	25	3	73
Asia Pacific	2,489	40	11	1	31
Total loan receivables	$12,981	$397	$202	$29	$203

Total	$19,301	$782	$494	$52	$300
(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the recorded investment not accruing, $191 million is individually evaluated for impairment with a related allowance of $171 million.
(3)	Of the recorded investment not accruing, $249 million is individually evaluated for impairment with a related allowance of $219 million.

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings.

The following tables present the recorded investment net of allowance for credit losses for each class of receivables, by credit quality indicator, at December 31, 2019 and 2018. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company takes to transfer credit risk to third parties.

($ in millions)	Lease Receivables			Loan Receivables
At December 31, 2019:	Americas	EMEA	Asia Pacific	Americas	EMEA	Asia Pacific
Credit rating
Aaa—Aa3	$465	$54	$43	$1,028	$193	$189
A1—A3	750	181	454	1,186	395	892
Baa1—Baa3	955	409	147	1,882	1,527	619
Ba1—Ba2	746	326	154	1,513	921	388
Ba3—B1	215	140	101	471	564	205
B2—B3	242	50	47	522	253	72
Caa—D	13	2	2	36	18	10
Total	$3,385	$1,162	$947	$6,638	$3,871	$2,376

($ in millions)	Lease Receivables			Loan Receivables
At December 31, 2018:	Americas	EMEA	Asia Pacific	Americas	EMEA	Asia Pacific
Credit rating
Aaa—Aa3	$593	$45	$85	$1,055	$125	$185
A1—A3	678	158	413	1,206	436	901
Baa1—Baa3	892	417	297	1,587	1,148	648
Ba1—Ba2	852	426	191	1,516	1,175	417
Ba3—B1	433	171	84	770	472	184
B2—B3	299	90	50	531	249	109
Caa—D	26	10	7	47	28	15
Total	$3,774	$1,319	$1,128	$6,712	$3,633	$2,457

Troubled Debt Restructurings

The company did not have any significant troubled debt restructurings for the years ended December 31, 2019 and 2018.